Employee Benefit Plans (Change in AOCI ) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	$ 563
Balance, December 31	633
Pension Plan [Member] | Defined Benefit Plans Adjustment, Net Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	251
Amortized in current period, Net Actuarial Gain (Loss)	(37)
Current year addition to AOCI	32
Change in foreign exchange rate	0
Balance, December 31	246
Pension Plan [Member] | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	(3)
Amortized in current period, Net Actuarial Gain (Loss)	1
Current year addition to AOCI	0
Change in foreign exchange rate	0
Balance, December 31	(2)
Pension Plan [Member] | Regulatory Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	315
Amortized in current period, Net Actuarial Gain (Loss)	(26)
Current year addition to AOCI	73
Change in foreign exchange rate	27
Balance, December 31	389
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	74
Balance, December 31	58
Non-pension Benefit Plans [Member | Defined Benefit Plans Adjustment, Net Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	(4)
Amortized in current period, Net Actuarial Gain (Loss)	1
Current year addition to AOCI	(4)
Change in foreign exchange rate	0
Balance, December 31	(7)
Non-pension Benefit Plans [Member | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	0
Amortized in current period, Net Actuarial Gain (Loss)	0
Current year addition to AOCI	0
Change in foreign exchange rate	0
Balance, December 31	0
Non-pension Benefit Plans [Member | Regulatory Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	78
Amortized in current period, Net Actuarial Gain (Loss)	2
Current year addition to AOCI	(17)
Change in foreign exchange rate	2
Balance, December 31	$ 65